Note 7 - Stockholders' Equity (Deficit) (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 21, 2020
Proceeds from Issuance of Private Placement			$ 1,746,000		$ 3,160,000	$ 2,328,000
Warrants in Connection with the Private Placement [Member]
Warrants and Rights Outstanding, Term (Year)	5 years	5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 6	$ 4	$ 6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	437,000		437,000
Warrants Issued for Future Services [Member]
Warrants and Rights Outstanding, Term (Year)							5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 6.49
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							75,000
Warrants and Rights Outstanding							$ 228,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	437,000	909,209				468,200
Proceeds from Issuance of Private Placement	$ 1,700,000	$ 3,200,000				$ 2,300,000